Earnings (Loss) Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Earnings (Loss) Per Share
Income from continuing operations	$ 1,618	$ 54,553	$ 11,287	$ 30,080	$ 47,928	$ (48,313)
Net loss from continuing operations attributable to noncontrolling interests	340	261	163	119	189	(68)
Preferred stock dividends	(18,980)		(19,680)
Income (loss) attributable to common shareholders of WCI Communities, Inc. before discontinued operations	(17,022)	54,814	(8,230)	30,199
Discontinued operations		1,209		2,706	2,706	1,256
Net income (loss) attributable to common shareholders of WCI Communities, Inc.	$ (17,022)	$ 56,023	$ (8,230)	$ 32,905
Basic weighted average shares outstanding	24,138	17,888	20,099	13,273	14,445	9,883
Effect of dilutive securities:
Stock-based compensation arrangements		56		34	70
Diluted weighted average shares outstanding	24,138	17,944	20,099	13,307	14,515	9,883
Basic
Continuing operations (in dollars per share)	$ (0.71)	$ 3.06	$ (0.41)	$ 2.28	$ 3.33	$ (4.90)
Discontinued operations (in dollars per share)		$ 0.07		$ 0.20	$ 0.19	$ 0.13
Earnings (loss) per share (in dollars per share)	$ (0.71)	$ 3.13	$ (0.41)	$ 2.48	$ 3.52	$ (4.77)
Diluted
Continuing operations (in dollars per share)	$ (0.71)	$ 3.05	$ (0.41)	$ 2.27	$ 3.31	$ (4.90)
Discontinued operations (in dollars per share)		$ 0.07		$ 0.20	$ 0.19	$ 0.13
Earnings (loss) per share (in dollars per share)	$ (0.71)	$ 3.12	$ (0.41)	$ 2.47	$ 3.50	$ (4.77)
Antidilutive securities not included in the calculation of diluted earnings (loss) per common share (in shares)	796		796